Balance Sheet	Jun. 07, 2017 USD ($)
STOCKHOLDERS' EQUITY
TOTAL STOCKHOLDERS' EQUITY	$ 2,579,705
The Crypto Company, Inc. [Member]
CURRENT ASSETS
Cash and cash equivalents	1,663,415
Investment in cryptocurrency, at fair value (cost $182,640)	544,374
Advance receivable	7,500
Prepaid expenses	470,049
TOTAL CURRENT ASSETS	2,685,338
EQUIPMENT, net	12,056
OTHER ASSETS	107,000
TOTAL ASSETS	2,804,394
CURRENT LIABILITIES
Accounts payable	144,575
Accrued expense	79,314
Income tax payable	800
TOTAL CURRENT LIABILITIES	224,689
COMMITMENTS
STOCKHOLDERS' EQUITY
Common stock, no par value; 1,000,000 shares authorized, 727,867 shares issued and outstanding	3,345,886
Accumulated deficit	(766,181)
TOTAL STOCKHOLDERS' EQUITY	2,579,705
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,804,394